Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 3
4
. Subsequent events
The Company assessed events subsequent to December 31, 2025, to determine the need of a potential recognition or disclosure in these consolidated financial statements. The Company assessed such events through April 28, 2026, date in which these financial statements were made available for issue:
- On January 5, 2026, Vista Argentina paid interest for an amount of 11,234 corresponding to loan agreements signed with Industrial and Commercial Bank of China S.A.U., Itaú Unibanco S.A., Nassau Branch and Banco de Galicia y Buenos Aires S.A.U. and Industrial and Commercial Bank of China S.A.U. in July 2025.
- On January 5, 2026, Vista Argentina paid interest for an amount of 111 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On January 8, 2026, Vista Argentina paid interest for an amount of 402 corresponding to ON XXV.
- On January 9, 2026, Vista Lach paid principal and interest for an amount of 415 corresponding to loan agreement signed with Banco de Galicia y Buenos Aires S.A.U. in May 2025.
- On January 12, 2026, Vista Argentina signed a loan agreement with Banco Ciudad de Buenos Aires, for an amount of 28,500, at an annual interest rate of 3.30% and an expiration date in July 2026.
- On January 12, 2026, Vista Argentina signed a loan agreement with BBVA Argentina S.A., for an amount of 11,500, at an annual interest rate of 3.50% and an expiration date in April 2026.
- On January 13, 2026, Vista Argentina paid interest for an amount of 789 corresponding to loan agreements signed with ConocoPhillips Company.
- On January 15, 2026, Vista Argentina paid interest for an amount of 1,108 corresponding to ON XXX.
- On January 16, 2026, Vista Lach paid principal and interest for an amount of 20,982 corresponding to loan agreement signed with Banco de Galicia y Buenos Aires S.A.U. in June 2025.
- On January 16, 2026, Vista Lach paid interest for an amount of 1,936 corresponding to loan agreement signed with Banco de Galicia y Buenos Aires S.A.U. in March 2025, extending its maturity to July 2026, at an interest rate of 5.25%.
- On January 20, 2026, Vista Argentina paid principal and interest for an amount of 4,022 corresponding to loan agreement signed with Banco Santander International in January 2021.
- On January 26 and 27, 2026, Vista Argentina paid interest for an amount of 382 corresponding to loan agreements signed with Citibank N.A. in April 2024 and January 2025.
-
On February 2, 2026, Vista Argentina signed a loan agreement with Banco de la Nacion Argentina, for an amount of
60,000, at an annual interest rate of 3.50% and an expiration date in July 2026.
- On February 2, 2026, the Company and its subsidiary Vista Argentina, entered into a series of agreements through the following transactions (collectively, the “Transaction”): (i) the acquisition of 100% of the capital stock of Equinor Argentina S.A.U. (“Equinor”), holder of a 30% working interest in the Bandurria Sur block; (ii) the acquisition of a 50% working interest in the Bajo del Toro block from Equinor Argentina B.V. Sucursal Argentina; and then (iii) the sale of 16.3% of the capital stock of Equinor to YPF S.A. (“YPF”), implying an indirect assignment of a 4.9% working interest of Bandurria Sur; and (iv) the assignment of a 15% working interest of Bajo del Toro block to YPF.
Under the terms of the Transaction, the net price will be paid as follows: (i) 387,000 in cash (550,000 of payments net of 163,000 to be collected from YPF); and (ii) the delivery of 6,223,220
American Depositary Shares representing Vista’s Series A shares (“ADSs”). Such price shall be subject to cash, debt, working capital, contributions, leakages and other customary adjustments.

Additionally, the consideration provides for a contingent price payable, if applicable, in five annual installments, without accruing interest, calculated based on the annual working interest production of the assets multiplied by a price per barrel (“bbl”) equal to the average Brent price of the preceding year minus 65 USD/bbl, with no payment due at or below 65 USD/bbl Brent and a cap of 15 USD/bbl at or above 80 USD/bbl Brent.
As of the date of issuance of these consolidated financial statements, the Transaction has not yet closed, and the Company made payments for a net amount of 79,742 related to a security deposit for the Transaction and other associated costs.
-
On January 6, February 10, March 12, and April 10, 2026, Vista Argentina made payments related to VMOS’s investment for a total amount of
 16,530.
- On February 11, 2026, Vista Argentina paid interest for an amount of 174 corresponding to ON XXI.
- On February 19, 2026, Decree No. 105/2026 was published in the Official Bulletin, establishing a one-year
extension as from July 8, 2026, to join the RIGI. The decree includes onshore upstream crude oil and natural gas development projects as eligible promoted activities.
The minimum investment amount is set at 600,000. Qualifying projects must be located in areas with no significant development and must ensure segregation and traceability through a separate measurement system in cases where qualifying and non-qualifying
activities coexist. As of the date of issuance of these consolidated financial statements, the Company is assessing whether this regulation applies to its projects.
- On February 27, 2026, Vista Argentina paid principal and interest for a total amount of 7,564 corresponding to ON XII.
- On February 27, 2026, Vista Argentina paid interest for a total amount of 515 corresponding to loan agreements signed with Citibank N.A. in May and June 2025.
- On March 2, 2026, Vista Argentina signed a loan agreement with Banco de Valores S.A. for an amount of 20,000 at an annual interest rate of 3.25%, and expiration date in June 2026.
- On March 3, 2026, Vista Argentina paid interest for an amount of 41 corresponding to ON XIX.
- On March 4, 2026, Vista Argentina signed a loan agreement with Banco de Galicia y Buenos Aires S.A.U. for an amount of 50,000 at an annual interest rate of 3.25%, and expiration date in June 2026.
- On March 6, 2026, Vista Argentina paid interest for an amount of 2,327 corresponding to ON XXIII.
- On March 9, 2026, Vista Argentina paid interest for an amount of 3,437 corresponding to ON XXVIII.
- On February 18 and March 9, 2026, VEISA signed loan agreements with Banco Itaú Uruguay, for a total amount of 70,000, at an annual interest rate of SOFR plus a margin of 2.00%. and an expiration date in April 2026.
- On March 9, 2026, VEISA signed a loan agreement with Banco Latinoamericano de Comercio Exterior S.A., for an amount of 30,000, at an annual interest rate of SOFR plus a margin of 1.90%. and an expiration date in April 2026.
- On March 17, 2026, Vista Lach paid principal and interest for an amount of 30,259 corresponding to loan agreement signed with Banco de Galicia y Buenos Aires S.A.U. in March 2025.

- On March 17, 2026, Vista Lach signed a loan agreement with Banco de Galicia y Buenos Aires S.A.U., for an amount of 30,000, at an annual interest rate of 3.25% and an expiration date in September 2026.
- On March 30, 2026, Vista Argentina signed a loan agreement with Citibank N.A., for an amount of 50,000, at an annual interest rate of 6.00% and an expiration date in March 2028.
- On April 1, 2026, Vista Argentina paid interest for an amount of 2,043 corresponding to loan agreement signed with Banco ICBC in July 2025.
- On April 6, 2026, Vista Argentina paid interest for an amount of 8,426 corresponding to loan agreements signed with Industrial and Commercial Bank of China S.A.U., Itaú Unibanco S.A., Nassau Branch and Banco de Galicia y Buenos Aires S.A.U. and Industrial and Commercial Bank of China S.A.U. in July 2025.
- On April 7, 2026, Vista Argentina paid interest for an amount of 110 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On April 7, 2026, the Company, through its subsidiary Vista Argentina, entered into an agreement with Pan American Energy, S.L. Argentine Branch, for the assignment of a 1.5%
non-operated
interest in the conventional exploitation concession Acambuco. The assignment is subject to the fulfillment of certain conditions precedent, and the total price amounts to 600, payable by Pan American Energy, S.L. Argentine Branch within 10 business days of the closing of such assignment.
- On April 8, 2026, Vista Argentina issued ON XXXI for an amount of 500,000, at an annual interest rate of 7.875% and an expiration date in April 2038.
- On April 8, 2026, Vista Argentina paid interest for an amount of 393 corresponding to ON XXV.
- On April 8, 2026, VEISA paid principal and interest for an amount of 20,093 corresponding to loan agreement signed with Banco Itaú in March 2026.
- On April 8, 2026, VEISA paid interest for an amount of 139 corresponding to loan agreement signed with Banco Latinoamericano de Comercio Exterior in March 2026.
- On April 10, 2026, Vista Argentina paid interest for an amount of 5,722 corresponding to ON XXVI.
- On April 10, 2026, VEISA paid principal and interest for an amount of 45,078 corresponding to loan agreement signed with Banco Citibank NA in March 2026.
- On April 14, 2026, VEISA paid principal and interest for an amount of 20,077 corresponding to loan agreement signed with Banco Latinoamericano de Comercio Exterior in March 2026.
- On April 14, 2026, VEISA paid principal and interest for an amount of 20,077 corresponding to loan agreement signed with Banco Latinoamericano de Comercio Exterior in March 2026.
- On April 15, 2026, Vista Argentina paid interest for an amount of 1,084 corresponding to ON XXX.
- On April 15, 2026, VEISA paid principal and interest for an amount of 50,433 corresponding to loan agreement signed with Banco Itaú in March 2026.
- On April 15, 2026, VEISA paid principal and interest for an amount of 30,126 corresponding to loan agreement signed with Banco Itaú in March 2026.
- On April 20, 2026, VEISA signed a loan agreement with Citibank N.A., for an amount of 45,000, at an annual interest rate of 5.67% and an expiration date in April 2026.
- On April 22, 2026, Vista Argentina paid principal and interest for an amount of 11,610 corresponding to loan agreement signed with Banco BBVA Argentina S.A. in January 2026.
- On April 22, 2026, Vista Argentina paid principal and interest for an amount of 40,437 corresponding to loan agreement signed with Banco BBVA Argentina S.A. in December 2025.
- On April 23, 2026, VEISA paid interest for an amount of 240 corresponding to loan agreement signed with Banco Latinoamericano de Comercio Exterior in March 2026.
- On April 24, 2026, Vista Argentina signed a loan agreement with Banco de la Nacion Argentina, for an amount of 60,000, at an annual interest rate of 2.95% and an expiration date in October 2026.
- On April 26, 2026, Vista Argentina paid principal and interest for an amount of 20,154 corresponding to loan agreement signed with Banco Citibank NA. in April 2024.
- On April 28, 2026, Vista Argentina paid principal and interest for an amount of 25,231 corresponding to loan agreement signed with Banco Citibank NA. in April 2024.
- On April 28, 2026, VEISA paid interest for an amount of 93 corresponding to loan agreement signed with Banco Latinoamericano de Comercio Exterior in Mach 2026
There are no other events or transactions between the closing date and the date of issuance of these consolidated financial statements that could significantly affect the Company’s financial position or profit or loss.